Nota 8 - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 686,156,000,000	€ 642,812,000,000	€ 622,801,000,000
Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	255,278,000,000	289,599,000,000	269,128,000,000
Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0	129,000,000	196,000,000
Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	22,914,000,000	21,575,000,000	22,281,000,000
Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	210,097,000,000	245,720,000,000	240,547,000,000
Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Debt Securities Issued [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	14,413,000,000	14,194,000,000	6,104,000,000
Level 2 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Other Financial Liabilities Domain [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	7,854,000,000	7,981,000,000	0
Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	144,889,000,000	159,082,000,000	182,948,000,000
Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	207,000,000	0	0
Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	4,633,000,000	6,831,000,000	9,852,000,000
Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	129,525,000,000	135,514,000,000	135,270,000,000
Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Debt Securities Issued [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	4,848,000,000	11,133,000,000	25,096,000,000
Level 3 Of Fair Value Hierarchy Member | Financial liabilities at amortized cost [Member] | Other Financial Liabilities Domain [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 5,676,000,000	€ 5,604,000,000	€ 12,730,000,000
Valuation Techniques Used Liabilities | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Financial Instruments Valuation Methods Liabilities	Present-value method (Discounted future cash flows)
Principal Inputs Used Liabilities | Financial liabilities at amortized cost [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Main Inputs Used In Financial Instruments Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield